Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Policy benefit reserves	$ 0	$ 445,793
Credit losses/impairments	10,531	15,275
Net unrealized losses on available for sale fixed maturity securities	1,063,441	0
Amounts due reinsurer	1,030,759	748,812
Other policyholder funds	358	3,332
Deferred compensation	3,866	3,434
Share-based compensation	422	5,171
Net operating loss carryforwards	50,913	87,314
Other	71,417	1,140
Gross deferred tax assets	2,231,707	1,310,271
Deferred income tax liabilities:
Deferred policy acquisition costs and deferred sales inducements	(976,103)	(1,051,900)
Net unrealized gains on available for sale fixed maturity securities	0	(905,050)
Derivative instruments	(145,785)	(107,717)
Policy benefit reserves	(612,454)	(98,616)
Investment income items	(39,309)	(56,285)
Other	(19,622)	(5,120)
Gross deferred tax liabilities	(1,793,273)	(2,224,688)
Net deferred income tax asset (liability)	438,434
Net deferred income tax asset (liability)		(914,417)
Deferred tax assets, valuation allowance	$ 0	0
Period subject to examination	3 years
Net operating loss carryforwards	$ 170,500	419,500
Capital Loss Carryforward
Deferred income tax liabilities:
Capital loss carryforward	$ 45,700	$ 0
Capital loss carryforward, period	5 years
Deferred Tax Asset, Valuation Allowance, Unrealized Losses on Available For Sale Fixed Maturity Securities
Deferred income tax liabilities:
Deferred tax assets, valuation allowance	$ 0